Financial Instruments and Financial Risk Management - Summary of Categories of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Trade receivables	$ 49,833	$ 41,484
Other current receivables	123,492	120,450
Cash and cash equivalents	1,573,421	322,429	$ 1,044,786	$ 384,002
Non-current other receivables	58,081	12,388
Derivative financial assets	30,242	3,024
Other payables	16,600	11,100
Current derivative financial liabilities	17,427	5,601
Non-current derivative financial liabilities	2,996,220
Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Trade payables	277,827	180,270
Other payables	16,642	11,062
Total financial liabilities	294,469	191,332
Foreign Currency Derivatives
Disclosure Of Financial Instruments [Line Items]
Foreign currency derivatives - held at FVTPL	1,260	587
Foreign currency derivatives - held as cash flow hedges	28,982	2,437
Foreign currency derivatives - held at FVTPL	238	255
Foreign currency derivatives - held as cash flow hedges	17,189	5,346
$250.0 Million Convertible Note Embedded Derivative
Disclosure Of Financial Instruments [Line Items]
Non-current derivative financial liabilities	1,060,167
$400 Million Convertible Senior Notes
Disclosure Of Financial Instruments [Line Items]
Non-current derivative financial liabilities	1,217,491
$600.0 Million Convertible Note Embedded Derivative
Disclosure Of Financial Instruments [Line Items]
Non-current derivative financial liabilities	718,562
Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Trade receivables	49,833	41,484
Other current receivables	123,492	120,450
Cash and cash equivalents	1,573,421	322,429
Non-current other receivables	58,081	12,388
Total financial assets	1,804,827	496,751
Put and Call Option Liabilities
Disclosure Of Financial Instruments [Line Items]
Total Put and call option liabilities	$ 348,937	$ 62,386